CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Total revenue	¥ 18,950,683	¥ 17,415,248	¥ 14,687,014
Expenses:
Selling, general and administrative	2,051,040	1,817,970	1,704,042
Total expenses	18,052,117	16,475,973	13,799,914
Operating income	898,566	939,275	887,100
Other income (expense):
Interest expenses	(18,286)	(16,731)	(23,333)
Other, net	73,759	6,268	(25,596)
Total other income (expense), net	55,473	(10,463)	(48,929)
Income before income taxes	954,039	928,812	838,171
Income taxes	327,869	317,418	286,919
Net income	626,170	611,394	551,252
Net loss attributable to the noncontrolling interests	789	524	370
Net income attributable to common stockholders	626,959	611,918	551,622
Foreign currency translation gain	10,512	5,241	19,055
Total Comprehensive income	¥ 637,471	¥ 617,159	¥ 570,677
Earnings per share:
Basic (in dollars per share)	¥ 46.93	¥ 48.96	¥ 44.15
Diluted (in dollars per share)	¥ 46.93	¥ 48.96	¥ 44.15
Weighted average shares outstanding:
Basic (in shares)	13,360,834	12,498,900	12,495,486
Diluted (in shares)	13,360,834	12,498,900	12,495,486
Real estate
Revenue:
Total revenue	¥ 18,487,074	¥ 17,098,308	¥ 14,478,498
Expenses:
Cost of sales	15,721,271	14,466,459	12,023,652
Other revenue
Revenue:
Total revenue	463,609	316,940	208,516
Expenses:
Cost of sales	¥ 279,806	¥ 191,544	¥ 72,220